COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures of commitments [Abstract]
Schedule of Non-cancellable Lease Commitments Not Capitalized
Non-cancellable lease commitments relating to the future aggregate minimum lease payments under non-cancellable leases still recognized as expense are presented below:

	At December 31,
(in millions of Euros)	2022	2021
Less than 1 year	3	3
1 to 5 years	9	3
More than 5 years	—	2
Total non-cancellable minimum lease payments	12	8

Schedule of Tangible and Intangible Assets Commitments
Contractual commitments for the acquisition of Property, Plant and Equipment are presented below:

	At December 31,
(in millions of Euros)	2022	2021
Property, plant and equipment	166	65
Total tangible and intangible asset commitments	166	65